Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 591,000	$ 907,000
Restricted cash and cash equivalents	218,000	199,000
Trade and other receivables, net	903,000	846,000
Inventories	183,000	169,000
Other current assets	589,000	480,000
Assets held for sale	4,000	839,000
Total current assets	2,487,000	3,440,000
Systems, equipment and other assets related to contracts, net	937,000	1,068,000
Property, plant and equipment, net	119,000	132,000
Operating lease right-of-use assets	283,000	288,000
Goodwill	4,656,000	4,713,000
Intangible assets, net	1,413,000	1,577,000
Other non-current assets	1,429,000	1,774,000
Total non-current assets	8,836,000	9,552,000
Total assets	11,322,000	12,992,000
Current liabilities:
Accounts payable	1,035,000	1,126,000
Current portion of long-term debt	0	393,000
Short-term borrowings	52,000	0
Other current liabilities	828,000	846,000
Liabilities held for sale	0	250,000
Total current liabilities	1,914,000	2,615,000
Long-term debt, less current portion	6,477,000	7,857,000
Deferred income taxes	368,000	333,000
Operating lease liabilities	269,000	266,000
Other non-current liabilities	323,000	360,000
Total non-current liabilities	7,437,000	8,816,000
Total liabilities	9,351,000	11,431,000
Commitments and contingencies
Shareholders’ equity
Common stock, par value $0.10 per share; 205,188 shares issued and 203,688 shares outstanding at December 31, 2021; 204,857 shares issued and outstanding at December 31, 2020	21,000	20,000
Additional paid-in capital	2,329,000	2,347,000
Retained deficit	(1,439,000)	(1,920,000)
Treasury stock, at cost; 1,500 shares at December 31, 2021	(41,000)	0
Accumulated other comprehensive income	412,000	330,000
Total IGT PLC’s shareholders’ equity	1,282,000	777,000
Non-controlling interests	689,000	784,000
Total shareholders’ equity	1,971,000	1,561,000
Total liabilities and shareholders’ equity	$ 11,322,000	$ 12,992,000